Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Current income tax expenses	¥ 81,797		¥ 122,451	¥ 102,715
Withholding income tax expenses	22,284		18,189	14,066
Deferred tax benefits	(25,376)	$ (3,574)	(36,495)	(21,492)
Total	¥ 78,705	$ 11,085	¥ 104,145	¥ 95,289